Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
July 31, 2025
ADIF-NPRT3-0925
1.804845.121
Common Stocks - 94.2%
	Shares	Value ($)
AUSTRALIA - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	232,616	10,415,826
BELGIUM - 1.9%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	87,900	5,053,607
Financials - 1.1%
Banks - 1.1%
KBC Group NV	157,100	16,450,964
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	34,458	7,489,155
TOTAL BELGIUM		28,993,726
BRAZIL - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (a)	3,900	9,258,171
CANADA - 4.9%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	30,616	1,590,900
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameco Corp	69,284	5,201,800
Canadian Natural Resources Ltd	379,002	11,996,990
Imperial Oil Ltd (b)	141,974	11,837,656
MEG Energy Corp	123,469	2,433,558
		31,470,004
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	37,047	7,435,068
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	12,500	2,498,250
Software - 1.0%
Constellation Software Inc/Canada	4,448	15,345,472
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	7,474	0
		15,345,472
TOTAL INFORMATION TECHNOLOGY		17,843,722

Materials - 1.0%
Chemicals - 0.3%
Nutrien Ltd	89,600	5,316,120
Metals & Mining - 0.7%
Franco-Nevada Corp	65,689	10,463,970
TOTAL MATERIALS		15,780,090

TOTAL CANADA		74,119,784
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	268,400	6,653,260
CHINA - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	212,100	12,116,384
DENMARK - 2.1%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	220,397	10,250,225
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	94,800	21,243,259
TOTAL DENMARK		31,493,484
FRANCE - 8.2%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 0.3%
Accor SA	98,200	5,004,860
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	20,456	10,981,028
TOTAL CONSUMER DISCRETIONARY		15,985,888

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	58,600	4,795,643
Financials - 1.3%
Capital Markets - 0.3%
Amundi SA (d)(e)	56,542	4,197,399
Insurance - 1.0%
AXA SA	321,917	15,635,253
TOTAL FINANCIALS		19,832,652

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	48,185	14,330,061
Industrials - 3.2%
Aerospace & Defense - 2.3%
Safran SA	57,558	18,979,833
Thales SA	60,393	16,245,353
		35,225,186
Electrical Equipment - 0.9%
Legrand SA	89,241	13,181,508
TOTAL INDUSTRIALS		48,406,694

Information Technology - 0.3%
IT Services - 0.2%
Alten SA	9,460	773,516
Capgemini SE	15,121	2,251,161
		3,024,677
Software - 0.1%
Dassault Systemes SE	45,700	1,501,302
TOTAL INFORMATION TECHNOLOGY		4,525,979

Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	86,518	17,021,255
TOTAL FRANCE		124,898,172
GERMANY - 13.4%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	293,800	10,537,408
Financials - 5.3%
Banks - 0.5%
Commerzbank AG	223,200	8,161,095
Capital Markets - 1.1%
Deutsche Boerse AG	58,568	16,948,843
Insurance - 3.7%
Allianz SE	70,690	27,935,137
Hannover Rueck SE	38,436	11,685,147
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,382	16,616,860
		56,237,144
TOTAL FINANCIALS		81,347,082

Health Care - 1.2%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	316,500	15,162,748
Pharmaceuticals - 0.2%
Merck KGaA	23,996	2,999,127
TOTAL HEALTH CARE		18,161,875

Industrials - 2.3%
Aerospace & Defense - 0.5%
Rheinmetall AG	4,204	8,321,811
Electrical Equipment - 1.0%
Siemens Energy AG (a)	116,800	13,522,961
Industrial Conglomerates - 0.8%
Siemens AG	49,880	12,704,604
TOTAL INDUSTRIALS		34,549,376

Information Technology - 2.9%
Software - 2.9%
SAP SE	155,174	44,372,905
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	66,800	15,410,410
TOTAL GERMANY		204,379,056
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	572,182	5,335,123
INDIA - 1.2%
Financials - 1.2%
Banks - 1.0%
HDFC Bank Ltd/Gandhinagar	687,200	15,783,639
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(d)(e)	147,824	2,779,091
TOTAL INDIA		18,562,730
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	8,815,369	4,418,224
IRELAND - 0.4%
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	79,311	6,575,531
ITALY - 4.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	248,000	6,690,536
Financials - 3.0%
Banks - 3.0%
FinecoBank Banca Fineco SpA	455,767	9,736,671
UniCredit SpA	480,436	35,347,524
		45,084,195
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	50,100	2,881,576
Industrials - 0.6%
Machinery - 0.2%
Interpump Group SpA	61,800	2,536,120
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	105,358	6,560,643
TOTAL INDUSTRIALS		9,096,763

TOTAL ITALY		63,753,070
JAPAN - 17.3%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	157,750	4,015,642
Nintendo Co Ltd	220,000	18,387,369
		22,403,011
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Fast Retailing Co Ltd	32,916	10,040,358
Consumer Staples - 0.0%
Food Products - 0.0%
Ajinomoto Co Inc	64,600	1,709,086
Financials - 2.9%
Banks - 1.0%
Sumitomo Mitsui Financial Group Inc	624,830	15,762,344
Financial Services - 0.5%
ORIX Corp	365,971	8,220,822
Insurance - 1.4%
Tokio Marine Holdings Inc	500,771	20,107,420
TOTAL FINANCIALS		44,090,586

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	132,485	16,714,678
Industrials - 7.4%
Industrial Conglomerates - 2.9%
Hitachi Ltd	1,450,940	44,399,712
Machinery - 2.8%
Ebara Corp	240,400	4,389,904
IHI Corp	17,200	1,915,337
Japan Steel Works Ltd/The	118,500	7,308,794
Kawasaki Heavy Industries Ltd	77,700	5,674,668
Mitsubishi Heavy Industries Ltd	984,918	23,516,294
		42,804,997
Professional Services - 0.5%
BayCurrent Inc	119,359	6,853,599
Trading Companies & Distributors - 1.2%
ITOCHU Corp	305,215	16,009,326
Mitsui & Co Ltd	23,950	487,541
MonotaRO Co Ltd	138,400	2,464,478
		18,961,345
TOTAL INDUSTRIALS		113,019,653

Information Technology - 2.7%
IT Services - 0.7%
Fujitsu Ltd	434,553	9,466,267
SCSK Corp	52,800	1,642,867
		11,109,134
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	185,800	12,355,541
Renesas Electronics Corp	838,044	10,193,182
Tokyo Electron Ltd	19,130	3,041,265
		25,589,988
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp	191,814	3,978,650
TOTAL INFORMATION TECHNOLOGY		40,677,772

Materials - 1.0%
Chemicals - 1.0%
Nippon Paint Holdings Co Ltd	413,800	3,508,007
Nissan Chemical Corp	59,100	1,926,587
Shin-Etsu Chemical Co Ltd	322,654	9,284,988
		14,719,582
TOTAL JAPAN		263,374,726
KOREA (SOUTH) - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
SK Hynix Inc	35,810	6,898,318
LUXEMBOURG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
CVC Capital Partners PLC (d)(e)	206,382	3,982,695
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV ADR	276,200	2,402,939
NETHERLANDS - 2.9%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	5,795	3,892,095
Industrials - 0.9%
Professional Services - 0.9%
Wolters Kluwer NV	89,339	13,937,066
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	8,200	4,000,477
ASML Holding NV depository receipt (b)	21,450	14,901,530
BE Semiconductor Industries NV	51,945	7,060,204
		25,962,211
TOTAL NETHERLANDS		43,791,372
SINGAPORE - 0.4%
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	165,300	6,067,252
SPAIN - 3.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	80,170	3,829,486
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	3,141,805	26,990,593
CaixaBank SA	2,325,822	21,882,058
		48,872,651
TOTAL SPAIN		52,702,137
SWEDEN - 2.2%
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	525,891	15,283,703
Industrials - 1.0%
Machinery - 1.0%
Epiroc AB A Shares	162,800	3,318,614
Epiroc AB B Shares	51,800	930,249
Indutrade AB	451,971	11,006,960
		15,255,823
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	291,100	3,198,630
Software - 0.0%
Kry International Ab (a)(c)(f)	15,457	322,098
TOTAL INFORMATION TECHNOLOGY		3,520,728

TOTAL SWEDEN		34,060,254
SWITZERLAND - 1.1%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA Series A	75,604	12,344,344
Financials - 0.3%
Capital Markets - 0.3%
Partners Group Holding AG	3,129	4,243,266
TOTAL SWITZERLAND		16,587,610
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	114,567	27,681,679
UNITED KINGDOM - 15.1%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	501,058	17,606,915
InterContinental Hotels Group PLC	100,678	11,582,017
		29,188,932
Leisure Products - 0.3%
Games Workshop Group PLC	19,728	4,244,161
TOTAL CONSUMER DISCRETIONARY		33,433,093

Financials - 5.7%
Banks - 3.3%
HSBC Holdings PLC	311,500	3,794,996
Lloyds Banking Group PLC	20,917,400	21,491,911
NatWest Group PLC	2,916,200	20,243,045
Starling Bank Ltd (c)	1,191,700	3,966,023
		49,495,975
Capital Markets - 2.4%
3i Group PLC	310,681	16,976,284
London Stock Exchange Group PLC	163,355	19,912,173
		36,888,457
TOTAL FINANCIALS		86,384,432

Health Care - 1.6%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (d)(e)	2,854,100	8,797,469
Pharmaceuticals - 1.1%
Astrazeneca PLC	109,789	16,017,301
TOTAL HEALTH CARE		24,814,770

Industrials - 5.6%
Aerospace & Defense - 3.5%
BAE Systems PLC	800,593	19,102,663
Rolls-Royce Holdings PLC	2,414,738	34,272,330
		53,374,993
Professional Services - 1.7%
Intertek Group PLC	59,400	3,875,262
RELX PLC (Netherlands)	427,887	22,247,160
		26,122,422
Trading Companies & Distributors - 0.4%
Diploma PLC	27,800	1,975,217
RS GROUP PLC	595,292	4,394,704
		6,369,921
TOTAL INDUSTRIALS		85,867,336

TOTAL UNITED KINGDOM		230,499,631
UNITED STATES - 9.5%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (a)	18,700	11,716,298
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	518,901	18,645,735
Financials - 0.5%
Financial Services - 0.3%
Mastercard Inc Class A	9,244	5,236,449
Insurance - 0.2%
Marsh & McLennan Cos Inc	11,477	2,286,218
TOTAL FINANCIALS		7,522,667

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Alcon AG	176,914	15,642,922
Industrials - 2.6%
Electrical Equipment - 1.5%
Schneider Electric SE	86,919	22,494,065
Professional Services - 0.5%
Experian PLC	141,490	7,455,215
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	41,697	9,322,867
TOTAL INDUSTRIALS		39,272,147

Materials - 3.4%
Chemicals - 0.9%
Linde PLC	29,642	13,643,027
Construction Materials - 2.5%
Amrize Ltd	92,619	4,681,977
CRH PLC (United Kingdom)	174,247	16,550,180
Holcim AG	167,839	13,385,150
James Hardie Industries PLC depository receipt (a)	142,846	3,749,343
		38,366,650
TOTAL MATERIALS		52,009,677

TOTAL UNITED STATES		144,809,446
TOTAL COMMON STOCKS (Cost $895,469,067)		1,433,830,600

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (c)(f)	70	725,783
Valsoft Corp Series A-1.3 (c)(f)	25	259,208
Valsoft Corp Series A-1.4 (c)(f)	32	331,786

TOTAL CANADA		1,316,777
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(f)	10,541	2,243,722
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(f)	372,910	4,359,318
Wasabi Holdings Inc Series D (a)(c)(f)	39,419	677,218

TOTAL UNITED STATES		5,036,536
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,839,337)		8,597,035

Money Market Funds - 6.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	74,580,442	74,595,358
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	18,820,043	18,821,925
TOTAL MONEY MARKET FUNDS (Cost $93,416,932)			93,417,283

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $997,725,336)	1,535,844,918
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(14,284,248)
NET ASSETS - 100.0%	1,521,560,670

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,756,654 or 1.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,756,654 or 1.3% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,919,133 or 0.6% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	2,738,515

Kry International Ab	5/14/21 - 10/30/24	1,022,024

Valsoft Corp Series A-1.2	3/14/25	819,960

Valsoft Corp Series A-1.3	3/17/25	248,172

Valsoft Corp Series A-1.4	3/17/25	421,167

Wasabi Holdings Inc Series C	3/31/21	4,051,518

Wasabi Holdings Inc Series D	9/09/22	560,006

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,826,310	241,610,036	205,840,988	1,299,518	-	-	74,595,358	74,580,442	0.1%
Fidelity Securities Lending Cash Central Fund	7,977,214	145,541,247	134,696,536	46,308	-	-	18,821,925	18,820,043	0.1%
Total	46,803,524	387,151,283	340,537,524	1,345,826	-	-	93,417,283

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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